Financial instruments and risk management - Schedule of movements in level 3 instruments measured on a recurring basis (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	$ (226)	$ (443)
Net gains included in the income statement	81	140
Net gains/(losses) included in exchange in other comprehensive income	2	(8)
Net (losses)/gains included in retained earnings	(10)	89
Acquisitions	0	(12)
Settlement of liabilities	13	8
At the end of the year	$ (140)	$ (226)